Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories

9.	Inventories

The Company had the following inventories at the end of each reporting period:

	December 31,
	2024	2023
	$	$
Raw materials	737	878
Work in progress	1,655	2,587
Finished goods	299	544
	2,691	4,009

Inventories expensed to cost of goods sold during the year ended December 31, 2024, are $4,432 (2023 - $3,472 and 2022 - $5,344).

During the year ended December 31, 2024, the Company decreased the carrying value of inventory by $7 (2023 - $3 and 2022 - $18) primarily due to damaged or obsolete inventory. The write-down is included in cost of goods sold.